SCHEDULE 1-CONDENSED FINANCIAL STATEMENTS OF THE COMPANY (Details 3) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended																							12 Months Ended				12 Months Ended				12 Months Ended
	Jul. 14, 2010	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2012 Share Capital CNY	Dec. 31, 2011 Share Capital CNY	Dec. 31, 2010 Share Capital CNY	Dec. 31, 2012 Additional Paid-in Capital CNY	Dec. 31, 2011 Additional Paid-in Capital CNY	Dec. 31, 2010 Additional Paid-in Capital CNY	Dec. 31, 2010 Retained Earnings CNY	Dec. 31, 2012 Accumulated Other Comprehensive Income (Loss) CNY	Dec. 31, 2011 Accumulated Other Comprehensive Income (Loss) CNY	Dec. 31, 2010 Accumulated Other Comprehensive Income (Loss) CNY	Dec. 31, 2012 Parent company USD ($)	Dec. 31, 2012 Parent company CNY	Dec. 31, 2011 Parent company CNY	Dec. 31, 2010 Parent company CNY	Dec. 31, 2012 Parent company Share Capital CNY	Dec. 31, 2011 Parent company Share Capital CNY	Dec. 31, 2010 Parent company Share Capital CNY	Dec. 31, 2012 Parent company Share Capital USD ($)	Dec. 31, 2012 Parent company Additional Paid-in Capital CNY	Dec. 31, 2011 Parent company Additional Paid-in Capital CNY	Dec. 31, 2010 Parent company Additional Paid-in Capital CNY	Dec. 31, 2012 Parent company Additional Paid-in Capital USD ($)	Dec. 31, 2012 Parent company Retained Earnings CNY	Dec. 31, 2011 Parent company Retained Earnings CNY	Dec. 31, 2010 Parent company Retained Earnings CNY	Dec. 31, 2012 Parent company Retained Earnings USD ($)	Dec. 31, 2012 Parent company Accumulated Other Comprehensive Income (Loss) CNY	Dec. 31, 2011 Parent company Accumulated Other Comprehensive Income (Loss) CNY	Dec. 31, 2010 Parent company Accumulated Other Comprehensive Income (Loss) CNY	Dec. 31, 2012 Parent company Accumulated Other Comprehensive Income (Loss) USD ($)
Increase (Decrease) in Stockholders' Equity
Balance			2,754,047															2,754,047	3,060,984	1,991,808	7,646	7,649	7,036	$ 1,224	2,272,580	2,261,849	1,604,774	$ 366,753	575,472	874,846	452,540	$ 113,318	(101,651)	(83,360)	(72,542)	$ (16,714)
Balance (in shares)		1,002,541,446	1,002,541,446				1,002,541,446	1,002,977,326	912,497,726								1,002,541,446	1,002,541,446			1,002,541,446	1,002,977,326	912,497,726	998,861,526
Net income (loss)		20,948	130,510	(299,374)		422,308							422,308				20,948	130,510	(299,374)	422,308									130,510	(299,374)	422,308
Foreign currency translation		(398)	(2,481)	(18,291)		(10,818)								(2,481)	(18,291)	(10,818)	(398)	(2,481)	(18,291)	(10,818)													(2,481)	(18,291)	(10,818)
Issuance of ordinary shares upon follow-on offering						743,767			623			743,144								743,767			623				743,144
Issuance of ordinary shares upon follow-on offering (in shares)	92,000,000								92,000,000														92,000,000
Exercise of share options			348	5,305		10,075	1	17	34	347	5,288	10,041						348	5,305	10,075	1	17	34		347	5,288	10,041
Exercise of share options (in shares)		183,380	183,380	2,670,340	5,100,780	5,100,780	183,380	2,670,340	5,100,780												183,380	2,670,340	5,100,780
Repurchase of ordinary shares			(9,244)	(13,722)	(5,604)	(37,287)	(23)	(20)	(44)	(9,221)	(13,702)	(37,243)						(9,244)	(13,722)	(37,287)	(23)	(20)	(44)		(9,221)	(13,702)	(37,243)
Repurchase of ordinary shares (in shares)				(3,106,220)	(6,621,180)	(6,621,180)	(3,863,300)	(3,106,220)	(6,621,180)												(3,863,300)	(3,106,220)	(6,621,180)
Share-based compensation			66,878	57,003		22,211				66,878	57,003	22,211						66,878	57,003	22,211					66,878	57,003	22,211
Dividends						(80,985)						(80,985)								(80,985)							(80,985)
Other																		(45,678)	(37,858)	(95)					(45,678)	(37,858)	(93)				(2)
Balance		$ 464,581	2,894,380	2,754,047													$ 464,581	2,894,380	2,754,047	3,060,984	7,624	7,646	7,649	$ 1,224	2,284,906	2,272,580	2,261,849	$ 366,753	705,982	575,472	874,846	$ 113,318	(104,132)	(101,651)	(83,360)	$ (16,714)
Balance (in shares)		998,861,526	998,861,526	1,002,541,446			998,861,526	1,002,541,446	1,002,977,326								998,861,526	998,861,526	1,002,541,446			1,002,541,446	1,002,977,326	998,861,526